LONG-TERM DEBTS (Details) $ / shares in Units, ¥ in Millions	Jun. 18, 2015 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)
LONG-TERM DEBTS
Senior notes		¥ 19,061		¥ 13,144
Securitization debt		4		0
Total		19,099	$ 2,690,000,000	13,177
Fair value of long-term debt, based on Level 2 inputs		19,100		13,200
Long-term Debt		19,100
Short-term Debt		¥ 3,400
Long-term Loans from Commercial Banks
LONG-TERM DEBTS
Weighted average interest rate (as a percent)		5.72%	5.72%
Aggregate principal amount		¥ 22,500	$ 3,200,000,000
Loan facilities		21,300
Unused loan facilities		2,100
2025 Notes
LONG-TERM DEBTS
Senior notes		34		¥ 33
Interest rate (as a percent)	1.99%
Aggregate principal amount	$ 400,000,000				¥ 2,800	$ 395,000,000
Debt issuance costs | $	6,800,000
Long-term Debt		¥ 34
2025 Notes | ADS
LONG-TERM DEBTS
Principal amount denomination for conversion | $	$ 1,000
Initial conversion rate	9.3555
Initial conversion price (in dollars per share) | $ / shares	$ 106.89